Note 18 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 16,525	$ 16,249
Gross net operating loss not recognized	24	27
Net operating loss carry foward	16,501	16,222
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,864	2,208
Gross capital loss not recognized	1,758	1,869
Net capital loss carry forward	106	339
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	3,144	1,315
Gross net operating loss not recognized	922	921
Net operating loss carry foward	2,222	394
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,698	1,698
Gross capital loss not recognized	1,698	1,698
Net capital loss carry forward
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	40,006	39,147
Gross net operating loss not recognized	21,476	27,363
Net operating loss carry foward	18,530	11,784
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,271	6,285
Gross capital loss not recognized	6,271	6,285
Net capital loss carry forward